Accrued Liabilities and Other Payables (Tables)	6 Months Ended
Jun. 30, 2025
Accrued Liabilities and Other Payables
Schedule of accrued liabilities and other payables
	June 30, 2025	December 31, 2024
Credit card payable	$26,496	$58,269
Payroll tax payable	3,927	5,146
Total	$30,423	$63,415